INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES
15.	INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES

Investments accounted for under the equity method.

On December 20, 2012, Jinko Power Co., Ltd, a fully owned subsidiary of JinkoPower, signed a strategic cooperation agreement with Jinchuan Group Co., Ltd. (“Jinchuan Group”), a Chinese state-owned enterprise, to jointly invest in and establish a company named Gansu Jintai Electronic Power Co., Ltd. (“Gansu Jintai” or “investee”), to develop 200 MW photovoltaic (“PV”) solar power plant in Jinchang, Gansu Province, China. Jinko Power Co., Ltd holds 28% equity interest in Gansu Jintai and accounts for its investment in Gansu Jintai using the equity method as Jinko Power Co., Ltd has the ability to exercise significant influence over the operating and financial policies of the investee. Jinko Power Co., Ltd’s share of Gansu Jintai’s results of operations is included in equity (loss)/gain in affiliated companies in the income from discontinued operations, with an amount of RMB15,265,937, nil and nil for the year ended December 31, 2016, 2017 and 2018, respectively.

The above investment is disposed as part of the disposition of downstream solar project segment (note 3).

On February 26, 2017, JinkoSolar signed a shareholder agreement with AxiaPower Holdings B.V. (“Axia”), a subsidiary of Marubeni Corporation, to jointly invest in and establish a company named SweihanSolar Holding Company Limited (“SSHC”) to hold 40% equity interest of Sweihan PV Power Company P.J.S.C (“the Project Company”), which develops and operates solar power projects in Dubai. JinkoSolar holds 50% equity interest in the SSHC and accounts for its investment using the equity method. JinkoSolar’s share of SSHC’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB1,869,496 and income of RMB3,501,228 for the year ended December 31, 2017 and 2018. JinkoSolar sold modules of 488.8 MW and 609.4 MW and recognized revenue of RMB
1,219.8
million and RMB
1,416.0
million on sales to the Project Company (note 31) during the year ended December 31, 2017 and 2018. Unrealized profit amounted to RMB1,559,058 and RMB2,593,322 in connection with the intercompany transactions with the Project Company was eliminated during the year ended December 31, 2017 and 2018.
The carrying value of this investment was nil and RMB3,501,228 at December 31, 2017 and 2018.

On March 30, 2017, JinkoSolar signed a shareholder agreement with Yangzhou Tiansheng PV-Tech Co., Ltd., a Chinese PV enterprise, to jointly invest in and establish a company named Jiangsu Jinko-Tiansheng Co., Ltd. (“Jinko-Tiansheng”) to process and assemble the PV modules as OEM manufacturer in Jiangsu province, China. JinkoSolar holds 30% equity interest in Jinko-Tiansheng and accounts for its investment using the equity method. JinkoSolar’s share of Jinko-Tiansheng’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB186,173 and RMB891,377 for the year ended December 31, 2017 and 2018. Jinko Tiansheng charged processing fee amounted to RMB8,375,075 and RM19,741,927 to the Company for its OEM services provided (note 31) during the year ended December 31, 2017 and 2018. Unrealized profit amounted to RMB309,036 and RMB696,551 due to the intercompany transactions with Jinko Tiansheng was eliminated for the year ended December 31, 2017 and 2018.
The carrying value of this investment was RMB15,121,863 and RMB14,927,037 at December 31, 2017 and 2018, respectively.

Equity securities without readily determinable fair values

In May 2012, the Group acquired a 9% stake in Heihe Hydropower Development Co., Ltd, a company in Gansu province, China, for a consideration of RMB7,200,000.
Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost as adjusted for observable price changes and impairments with the amount of RMB 7,200,000 as of December 31, 2018. Prior to the fiscal year of 2018, such investment were accounted for using the cost method of accounting with the amount of RMB
7,200,000
as of December 31, 2017.